Debt - FCA US tranche B term loans (Details) € in Millions, $ in Millions					12 Months Ended
	Nov. 13, 2018 EUR (€)	Nov. 13, 2018 USD ($)	Feb. 24, 2017 EUR (€)	Feb. 24, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Apr. 12, 2017
Disclosure of detailed information about borrowings [line items]
Debt and Other					€ 14,528	€ 17,971	€ 12,901	€ 15,597
FCA Trance B Term Loans
Disclosure of detailed information about borrowings [line items]
Gain (loss) on extinguishment of debt					€ (1)	(3)
FCA US Tranche B Term Loan Due 2018
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	€ 893	$ 1,009	€ 1,721	$ 1,826
Debt and Other						€ 836
Adjustment to interest rate basis									0.50%
FCA US Tranche B Term Loan Due 2018 | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate floor									0.75%
Interest rate basis floor									0.00%